Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee grants our equity incentive awards on pre-established dates and we do not take material nonpublic information into account when determining the timing or terms of awards.
Award Timing Method	The Committee grants our equity incentive awards on pre-established dates and we do not take material nonpublic information into account when determining the timing or terms of awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee grants our equity incentive awards on pre-established dates and we do not take material nonpublic information into account when determining the timing or terms of awards.